Supplemental cash flow information	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Supplemental cash flow information
33. Supplemental cash flow information
“Other, net” in cash flows from investing activities includes a net increase in time deposits of
¥1,700,254
million and a net decrease in time deposits of
¥2,070,726
 million for the year ended March 31, 2021 and 2022, respectively.